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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05999
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Bayard D. Waring
         -------------------------------
Title:    Trustee
         -------------------------------
Phone:    781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring         Gloucester, Massachusetts     November 9, 2006
   ------------------------    ----------------------------  ------------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                  Amelia Peabody Foundation
    ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
                                        --------------------

Form 13F Information Table Entry Total:   45
                                        --------------------

Form 13F Information Table Value Total:   $4,328
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1.          28-05993                   Philip B. Waring
   ------       -----------------         ---------------------------------


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                            BAYARD WARING
                      FORM 13F INFORMATION TABLE
                   QUARTER ENDED SEPTEMBER 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHARES/   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Aqua America               COMMON          03836W103    6         266     SH             OTHER         1        266     0      0
BHP BILLITON LTD           SPON ADR        088606108   152      4,000     SH             OTHER         1      4,000     0      0
BJ SERVICES CO             COMMON          055482103   151      5,000     SH             OTHER         1      5,000     0      0
BOSTON SCIENTIFIC CORP     COMMON          101137107    74      5,000     SH             OTHER         1      5,000     0      0
CHESAPEAKE ENERGY CORP     COMMON          165167107   145      5,000     SH             OTHER         1      5,000     0      0
Dominion Resources
Black Warrior              UNITS BEN INT   25746Q108    4         125     SH             OTHER         1        125     0      0
DYNEGY INC                 COMMON          26816Q101    55     10,000     SH             OTHER         1     10,000     0      0
EAGLE BULK SHIPPING INC    COMMON          Y2187A101    80      5,000     SH             OTHER         1      5,000     0      0
EL PASO CORPORATION        COMMON          28336L109   136     10,000     SH             OTHER         1     10,000     0      0
Enerplus Resources         UNIT TRUST      29274D604    8         150     SH             OTHER         1        150     0      0
ENERPLUS RESOURCES         UNIT TRUST      29274D604   251      5,000     SH             OTHER         1      5,000     0      0
Fording Canadian Coal      COMMON          345425102    3         100     SH             OTHER         1        100     0      0
Frontline                  COMMON          G3682E127    6         150     SH             OTHER         1        150     0      0
GENERAL ELECTRIC CORP      COMMON          369604103   353     10,000     SH             OTHER         1     10,000     0      0
Grey Wolf                  COMMON          397888108    7       1,000     SH             OTHER         1      1,000     0      0
Headwaters                 COMMON          42210P102    4         150     SH             OTHER         1        150     0      0
Healthcare Realty Trust    COMMON          421946104    8         150     SH             OTHER         1        150     0      0
HELIX ENERGY SOLUTIONS
GROUP INC                  COMMON          42330P107   167      5,000     SH             OTHER         1      5,000     0      0
India Fund                 COMMON          454089103    4         100     SH             OTHER         1        100     0      0
ISHARES MSCI BRAZIL        MSCI BRAZIL     464286400   192      5,000     SH             OTHER         1      5,000     0      0
ISHARES MSCI JAPAN         MSCI JAPAN      464286848    68      5,000     SH             OTHER         1      5,000     0      0
ISHARES MSCI SINGAPORE     MSCI SINGAPORE  464286673    93     10,000     SH             OTHER         1     10,000     0      0
Ishares Tr HK China        FTSE XINHAU IDX 464287184    4          50     SH             OTHER         1         50     0      0
Kinder Morgan Energy
Partners                   UNIT L PTR      494550106    5         125     SH             OTHER         1        125     0      0
Lazard Global Total
Return & Income            COMMON          52106W103    8         400     SH             OTHER         1        400     0      0
LEHMAN BROS HOLDGS INC     COMMON          524908100   369      5,000     SH             OTHER         1      5,000     0      0
MEDTORONIC INC             COMMON          585055106   139      3,000     SH             OTHER         1      3,000     0      0
MOTOROLA INC               COMMON          620076109   125      5,000     SH             OTHER         1      5,000     0      0
NORTHROP GRUMMAN CORP      COMMON          666807102   204      3,000     SH             OTHER         1      3,000     0      0
PENN WEST ENERGY           COMMON          707885109   165      4,500     SH             OTHER         1      4,500     0      0
Penn West Energy Trust     COMMON          707885109    10        400     SH             OTHER         1        400     0      0
Permian Basin Royalty Tr   UNIT BEN INT    714236106    6         400     SH             OTHER         1        400     0      0
Powershares ETF Trust      DYN UTIL PORTF  73935X591    5         300     SH             OTHER         1        300     0      0
PRECISION DR-W/I           TRUST UNIT      740215108   154      5,000     SH             OTHER         1      5,000     0      0
Rayonier, Inc              COMMON          754907103    7         187     SH             OTHER         1        187     0      0
Senior Housing Prop        COMMON          81721M109    6         300     SH             OTHER         1        300     0      0
Ship Finance               COMMON          G81075106    6         307     SH             OTHER         1        307     0      0
ST JUDE MEDICAL INC        COMMON          790849103   176      5,000     SH             OTHER         1      5,000     0      0
STREETTRACKS GOLD TRUST    COMMON          863307104   178      3,000     SH             OTHER         1      3,000     0      0
Taiwan Semiconductor
Mfg - ADR                  SPON ADR        874039100    6         617     SH             OTHER         1        617     0      0
TAIWAN SEMICONDUCTOR       SPON ADR        874039100    99     10,299     SH             OTHER         1     10,299     0      0
Teco Energy                COMMON          872375100    6         400     SH             OTHER         1        400     0      0
THERMO ELECTRON CORP       COMMON          883556102   197      5,000     SH             OTHER         1      5,000     0      0
TRANSCANADA CORP           COMMON          89353D107   314     10,000     SH             OTHER         1     10,000     0      0
UNITEDHEALTH GROUP INC     COMMON          91324P102   172      3,500     SH             OTHER         1      3,500     0      0
                                                     4,328